Carrying Amount and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Cash and cash equivalents, Carrying value	$ 164,188	$ 35,972	$ 50,007	$ 41,561
Cash–restricted, Carrying value	2,293	3,713
Insurance subsidiary investments, Carrying value	265,996	245,389
Tax refund escrow investments, Carrying value		205
Long-term debt, including amounts due within one year, carrying value	2,877,138	1,587,608
Cash and cash equivalents, Fair value	164,188	35,972
Cash–restricted, Fair value	2,293	3,713
Insurance subsidiary investments, Fair value	265,996	245,389
Tax refund escrow investments, Fair value		205
Long-term debt, including amounts due within one year, fair value	$ 2,930,815	$ 1,630,192